Segment Information Tangible property and equipment (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Document Fiscal Year Focus		2016
Tangible property and equipment		$ 93,783,000	$ 115,340,000
North America [Member]
Segment Reporting Information [Line Items]
Tangible property and equipment	[1]	69,577,000	87,050,000
International [Member]
Segment Reporting Information [Line Items]
Tangible property and equipment	[2]	$ 24,206,000	28,290,000
Property, Plant and Equipment [Member]
Segment Reporting Information [Line Items]
Concentration of risk, percentage		10.00%
IRELAND
Segment Reporting Information [Line Items]
Tangible property and equipment		$ 0.17	$ 0.11

[1]	Substantially all tangible property and equipment within North America is located in the United States.
[2]	Tangible property and equipment, net located within Ireland represented approximately 17% and 11% of the Company's consolidated tangible property and equipment, net as of December 31, 2016 and 2015, respectively. There were no other individual countries located outside of the United States that represented more than 10% of consolidated tangible property and equipment, net as of December 31, 2016 and 2015.